<SUBMISSION-INFORMATION-FILE>

TYPE                    13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         zz@p9pgv       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Donna Isherwood</CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>
      <NOTIFY-INTERNET>   disherwood@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             YES            </RETURN-COPY>
<PERIOD>                  03-31-2005     </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 220 West Exchange Street, Suite 300
         Providence, RI 02903

Form 13F File Number: 28-10930

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   DAVID F BROCHU
Title:  PRESIDENT AND CHIEF COMPLIANCE OFFICER
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

   /s/ David F Brochu     Providence, Rhode Island  May 9, 2005
-----------------------  -------------------------  -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are  reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13 DATA RECORDS

Form 13F Information Table Value Total:    $133,151,686

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.  	NONE.



Name of	Title of	CUSIP 	Total	Value x	 Shares or
Issuer	Class	Number	value	($100)	 Principal Amount 	SH/PRN	PUT/CALL	Invest Disc	Other Mngrs	Voting Authority
										Sole
Blackrock Municipal
Target Term Trust	Common Stock	09247M105	"11,506,538"	11506	" 1,129,199 "	SH 		SOLE		SOLE
iShares MSCI
Emerg Mkts Index 	Common Stock	464287234	"639,834"	639	" 3,155 "	SH 		SOLE		SOLE
iShares TR MSCI
EAFE Index Fd	Common Stock	464287465	"1,336,891"	1336	" 8,415 "	SH 		SOLE		SOLE
iShares FTSE/Xinhua
China 25 I	Common Stock	464287184	"935,298"	935	" 17,130 "	SH 		SOLE		SOLE
iShares TR S&P 500
Barra Value	Common Stock	464287408	"564,336"	564	" 9,259 "	SH 		SOLE		SOLE
Ishares Tr Goldman
Sachs Corp 	Common Stock	464287242	"10,123,924"	10123	" 92,380 "	SH 		SOLE		SOLE
iShares Tr 1 3 Yr
Treas Index 	Common Stock	464287457	"29,320,065"	29320	" 362,558 "	SH 		SOLE		SOLE
S & P 500
Depository Receipt	Common Stock	78462F103	"25,322,954"	25322	" 214,674 "	SH 		SOLE		SOLE
Sector Spdr TR SHS
Ben Int Uti	Common Stock	81369Y886	"14,011,684"	14011	" 480,675 "	SH 		SOLE		SOLE
iShares Lehman Tr
7 10 Yr Tres	Common Stock	464287440	"1,428,588"	1428	" 17,070 "	SH 		SOLE		SOLE
Materials Select
Sector SPDR	Common Stock	81369Y100	"12,485,034"	12485	" 413,960 "	SH 		SOLE		SOLE
Consumer Staples
Select Sector SPDR	Common Stock	81369Y308	"12,794,401"	12794	" 555,795 "	SH 		SOLE		SOLE
Health Care Select
Sect SPDR	Common Stock	81369Y209	"12,682,139"	12682	" 424,720 "	SH 		SOLE		SOLE
